FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

		Fair value measurement
		at December 31, 2024
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	859	—	859	—
Cryptocurrency assets	9,581	9,581	—	—

Total Assets	10,440	9,581	859	—

		Fair value measurement
		at December 31, 2025
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	404	—	404	—
Cryptocurrency assets	6,978	6,978	—	—

Total Assets	7,382	6,978	404	—
*

Derivative assets are related to the accumulator and decumulator agreements in which the Company would purchase or pay out certain cryptocurrencies over the terms. The fair value of derivative assets not settled as of December 31, 2024 and 2025 were US$859 and US$404, respectively.